RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Party Transactions [Abstract]
Schedule of Related Party Transactions	Key management personnel remuneration includes the following expenses:

	2023	2022
	$	$
Salaries including bonuses	3,633,112	3,368,388
Share-based payments	3,737,017	8,878,755
Total remuneration	7,370,129	12,247,143